Financial Instruments (Details)				3 Months Ended	12 Months Ended
	Dec. 31, 2025 USD ($) Investment shares	Sep. 03, 2025 USD ($) shares	Dec. 31, 2024 USD ($) Investment	Jun. 30, 2024 USD ($) Entity	Dec. 31, 2025 USD ($) Investment shares	Dec. 31, 2024 USD ($) Investment shares	Nov. 13, 2025 USD ($)	Sep. 09, 2025 USD ($) shares	Jul. 25, 2025 USD ($)	Jul. 24, 2025 USD ($) shares	Jun. 30, 2025 USD ($)	Sep. 24, 2024 USD ($) shares	Aug. 02, 2024 USD ($)	Jan. 01, 2024 USD ($)	Dec. 31, 2023 USD ($)	Jan. 14, 2022 USD ($) shares	Jan. 14, 2022 CAD ($) shares	May 11, 2021 USD ($)	Dec. 29, 2020 USD ($)	Mar. 31, 2020 shares
Financial Instruments [Line Items]
Current assets	$ 667,317,486		$ 710,993,671		$ 667,317,486	$ 710,993,671								$ 376,251,628
Current liabilities	$ 672,461,715		$ 899,447,480		$ 672,461,715	$ 899,447,480								$ 433,612,578
Percentage on investment on total assets	100.00%		100.00%		100.00%	100.00%
Percentage of increase (decrease) in currency translation	10.00%				10.00%
Estimated increase (decrease) in net income	$ 23,815,000		$ 5,002,000
Amount invested to acquire shares	$ 131,982,060		257,425,063		$ 131,982,060	$ 257,425,063
3iQ [Member]
Financial Instruments [Line Items]
Number of common shares acquired (in Shares) | shares																				187,007
Number of investment shares sold (in Shares) | shares		61,712				125,295
Proceeds from sale of acquired shares		$ 481,484
Gain on sale of acquired shares		$ 181,015
Number of shares of equity method investment (in Shares) | shares
LTC [Member]
Financial Instruments [Line Items]
Value subscribed to acquire rights to preferred shares																		$ 62,500	$ 100,000
Valuation of subscription of rights	$ 524,963		500,050		$ 524,963	$ 500,050
Percentage of change in fair value of subscription of rights	10.00%
Change in carrying value of subscription of rights	$ 302,446		50,005
Amina [Member]
Financial Instruments [Line Items]
Amount invested to acquire shares																$ 25,286,777	$ 34,498,750
Number of shares acquired under equity method investment (in Shares) | shares																3,906,250	3,906,250
Valuation of equity method investment	$ 24,285,752		35,457,990		24,285,752	35,457,990
Percentage of change in fair value of equity investment	10.00%
Change in carrying value of equity method investment	$ 2,428,575		3,545,799
ZKP [Member]
Financial Instruments [Line Items]
Amount invested to acquire shares													$ 1,000,000
Percentage of change in fair value of equity investment	10.00%
Change in carrying value of equity method investment	$ 100,000		100,000
Global Benchmarks [Member]
Financial Instruments [Line Items]
Amount invested to acquire shares												$ 199,875
Percentage of change in fair value of equity investment	10.00%
Change in carrying value of equity method investment	$ 19,988		19,988
CH Technical [Member]
Financial Instruments [Line Items]
Amount invested to acquire shares												$ 3,971,272
Number of shares acquired under equity method investment (in Shares) | shares												25
Valuation of equity method investment	$ 272,520				272,520
Percentage of change in fair value of equity investment	10.00%
Change in carrying value of equity method investment	$ 27,252
TenX [Member]
Financial Instruments [Line Items]
Amount invested to acquire shares										$ 718,339
Number of shares acquired under equity method investment (in Shares) | shares										1,334,000
Valuation of equity method investment	$ 362,038				$ 362,038
Percentage of change in fair value of equity investment	10.00%
Change in carrying value of equity method investment	$ 36,204
Number of subscription receipts converted (in Shares) | shares					1,334,000
Shares issued for conversion of subscription rights (in Shares) | shares					1,334,000
Warrants issued for conversion of subscription rights (in Shares) | shares					66,700
Canada Stablecorp Inc. [Member]
Financial Instruments [Line Items]
Amount invested to acquire shares								$ 499,999
Number of shares acquired under equity method investment (in Shares) | shares								303,030
Percentage of change in fair value of equity investment	10.00%
Change in carrying value of equity method investment	$ 50,000
Continental Stable Coin [Member]
Financial Instruments [Line Items]
Amount invested to acquire shares									$ 500,000
Percentage of change in fair value of equity investment	10.00%
Change in carrying value of equity method investment	$ 50,000
Bonsol [Member]
Financial Instruments [Line Items]
Amount invested to acquire shares							$ 2,000,000
Percentage of change in fair value of equity investment	10.00%
Change in carrying value of equity method investment	$ 200,000
Bottom of Range [Member]
Financial Instruments [Line Items]
Assets due under liquidity risk, term					1 year
Liabilities due under liquidity risk, term					1 year
Obligations due under liquidity risk, term					1 year
Top of Range [Member]
Financial Instruments [Line Items]
Assets due under liquidity risk, term					3 years
Liabilities due under liquidity risk, term					3 years
Obligations due under liquidity risk, term					3 years
Loaned Investment in Digital Assets [Member] | SUI Digital Assets Loaned at FVTPL [Member]
Financial Instruments [Line Items]
Investment for acquiring digital assets											$ 41,160,000
Discount for lack of marketability											16.00%
Percentage of change in fair value of digital assets investment	10.00%
Change in carrying value of investments in digital assets	$ 1,865,214
Equity Investment in Digital Assets [Member] | Digital Assets Funds at FVTPL [Member]
Financial Instruments [Line Items]
Discount for lack of marketability				16.00%
Percentage of change in fair value of digital assets investment	10.00%
Change in carrying value of investments in digital assets	$ 13,198,205		$ 25,742,506
Amount invested to acquire interest in entities				$ 173,814,136
Number of entities for which interest acquired (in Entity) | Entity				2
Market Risk [Member]
Financial Instruments [Line Items]
Number of major investments on total assets (in Investment) | Investment	1		1		1	1
Percentage on investment on total assets	0.30%		3.40%		0.30%	3.40%
Price and Concentration Risk [Member]
Financial Instruments [Line Items]
Number of investment exposed to market risk	1				1
Interest Rate Risk [Member]
Financial Instruments [Line Items]
Maximum maturity term of highly liquid investments	1 year				1 year
Percentage of change in interest rate	1.00%
Change in net loss due to change in interest rate	$ 912,000